VictoryShares Core Plus Bond ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Core Plus Bond ETF | VictoryShares Core Plus Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0